SCHEDULE OF LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Finance Lease, Right-of-Use Asset, Amortization	$ 168	$ 168	$ 168
Finance Lease, Interest Expense	1	9	20
Operating Lease, Cost	595	535	554
[custom:OperatingCashFlowsFromFinanceLeases]	104	391	361
Operating Lease, Payments	586	530	506
[custom:FinancingCashFlowsFromFinanceLeases]	1	9	20
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 368	$ 230	$ 200
Weighted-average discount rate - finance leases	3.00%	3.00%	3.00%
Weighted-average discount rate - operating leases	4.00%	4.10%	4.20%
Weighted-average remaining lease term - finance lease		3 months	1 year 3 months
Weighted-average remaining lease term - operating leases	4 years 9 months 18 days	5 years 11 months 1 day	7 years 3 days